Promissory Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	2012	2011

Convertible interest bearing promissory notes payable	$-	$750,000
Interest bearing promissory notes payable	299,000	216,000
Less: fair value of derivative liabilities on date of issuance	-	(167,500)
Add: accumulated accretion	-	69,419
	299,000	867,919
Less: current portion	(299,000)	(867,919)
	$-	$-

Schedule of promissory note settlements [Table Text Block]
	June 30,	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$49,000	$49,000
Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	250,000	250,000
Promissory note dated October 17, 2012 bearing interest at 8% per annum, due on demand	150,000	-
Promissory note dated November 14, 2012 bearing interest at 8% per annum, due on demand	50,000	-
Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on September 30, 2013	100,000	-
Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company and is due on demand	82,344	-
Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% per annum, secured by all the present and future assets of the Company and due on demand	26,256	-
Promissory note dated February 8, 2013 bearing interest at 10% per annum, due on demand	50,000	-
	757,600	299,000
Less: current portion	(757,600)	(299,000)
	$-	$-

Promissory note settled			Units issued
		Accrued			Loss on
Maturity date	Principal	Interest	Number	Fair Value	Settlement
Convertible interest bearing promissory note
April 20, 2012	$250,000	$22,333	544,667	$1,044,671	$(772,338)
Interest bearing promissory notes
May 4, 2012	216,000	18,571	469,152	899,833	(665,262)
June 19, 2012	799,389	10,925	1,620,628	3,108,365	(2,298,051)
April 2, 2013	32,500	533	66,066	126,715	(93,682)
	1,047,889	30,029	2,155,846	4,134,913	(3,056,995)

	$1,297,889	$52,362	2,700,513	$5,179,584	$(3,829,333)

Schedule of fair value of warrants assumption [Table Text Block]
Stock price	$1.25
Exercise price	$0.75
Expected volatility	78.89%
Risk-free discount rate	0.23%